                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09599

                                   ----------

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

       (Name and Address of Agent for Service)                       Copy to:
 Christina Simmons, Vice President and Senior Counsel        Timothy W. Diggins, Esq.
Fund Administration Legal Department 3rd floor Tower 2           Ropes & Gray LLP
         State Street Bank and Trust Company                  One International Place
                       Box 5501                          Boston, Massachusetts 02110-2624
              Boston, Massachusetts 02206

Registrant's telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

            [INSERT SCHEDULE OF INVESTMENTS/NOTES FOR EACH PORTFOLIO]

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
COMMON STOCKS -- 97.7%
CONSUMER DISCRETIONARY -- 8.6%
Abercrombie & Fitch Co. Class A                            15,846   $        625
Amazon.Com, Inc. (a)                                       57,792          4,205
Apollo Group, Inc. Class A (a)                             19,229          1,140
AutoNation, Inc. (a)                                       23,063            259
AutoZone, Inc. (a)                                          7,864            970
Bed Bath & Beyond, Inc. (a)                                46,645          1,465
Best Buy Co., Inc.                                         59,519          2,232
Big Lots, Inc. (a)                                         16,227            452
Black & Decker Corp.                                       11,737            713
Carnival Corp.                                             77,250          2,731
CBS Corp. Class B                                         120,203          1,753
Centex Corp.                                               24,082            390
Coach, Inc. (a)                                            63,228          1,583
Comcast Corp. Class A                                     522,348         10,254
D.R. Horton, Inc.                                          52,876            688
Darden Restaurants, Inc.                                   25,688            735
Dillard's, Inc. Class A                                    12,294            145
DIRECTV Group, Inc. (a)                                   104,377          2,732
Eastman Kodak Co.                                          54,482            838
eBay, Inc. (a)                                            200,303          4,483
Expedia, Inc. (a)                                          39,215            593
Family Dollar Stores, Inc.                                 27,158            644
Ford Motor Co. (a)                                        412,798          2,147
Fortune Brands, Inc.                                       27,745          1,591
GameStop Corp. (a)                                         29,000            992
Gannett Co., Inc.                                          42,074            711
Gap, Inc.                                                  81,298          1,445
General Motors Corp.                                       98,645            932
Genuine Parts Co.                                          30,709          1,235
Goodyear Tire & Rubber Co. (a)                             45,257            693
H&R Block, Inc.                                            58,415          1,329
Harley-Davidson, Inc.                                      43,201          1,611
Harman International Industries, Inc.                      10,521            358
Hasbro, Inc.                                               21,225            737
Home Depot, Inc.                                          306,512          7,936
Host Hotels & Resorts, Inc.                                91,365          1,214
International Game Technology                              55,119            947
Interpublic Group of Cos., Inc. (a)                        83,694            649
JC Penney Co., Inc.                                        40,310          1,344
Johnson Controls, Inc.                                    105,286          3,193
Jones Apparel Group, Inc.                                  13,434            249
KB HOME                                                    14,794            291
Kohl's Corp. (a)                                           56,033          2,582
Leggett & Platt, Inc.                                      27,898            608
Lennar Corp. Class A                                       27,931            424
Limited Brands                                             48,767            845
Liz Claiborne, Inc.                                        20,797            342
Lowe's Cos., Inc.                                         264,762          6,272
Macy's, Inc.                                               76,523          1,376
Marriot International, Inc. Class A                        52,821          1,378
Mattel, Inc.                                               66,976          1,208
McDonald's Corp.                                          201,425         12,428
McGraw-Hill, Inc.                                          56,766          1,794
Meredith Corp.                                              7,889            221

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
New York Times Co. Class A                                 22,922   $        328
Newell Rubbermaid, Inc.                                    51,593            890
News Corp. Class A                                        410,409          4,921
NIKE, Inc. Class B                                         68,052          4,553
Nordstrom, Inc.                                            30,833            889
Office Depot, Inc. (a)                                     51,256            298
Omnicom Group, Inc.                                        56,541          2,180
Polo Ralph Lauren Corp.                                    10,615            707
Pulte Homes, Inc.                                          41,426            579
Radioshack Corp.                                           26,203            453
Scripps Networks Interactive, Inc. Class A                 16,835            611
Sears Holdings Corp. (a)                                   10,274            961
Sherwin-Williams Co.                                       18,396          1,051
Snap-On, Inc.                                               9,512            501
Stanley Works                                              14,583            609
Staples, Inc.                                             128,133          2,883
Starbucks Corp. (a)                                       128,561          1,912
Starwood Hotels & Resorts Worldwide, Inc.                  33,647            947
Target Corp.                                              136,516          6,696
Tiffany & Co.                                              22,280            791
Time Warner, Inc.                                         639,673          8,386
TJX Cos., Inc.                                             77,806          2,375
V.F. Corp.                                                 15,193          1,175
Viacom, Inc. Class B (a)                                  113,922          2,830
Walt Disney Co.                                           335,945         10,310
Washington Post Co. Class B                                 1,060            590
Whirlpool Corp.                                            13,761          1,091
Wyndham Worldwide Corp.                                    34,299            539
Yum! Brands, Inc.                                          84,192          2,745
                                                                    ------------
                                                                         161,513
                                                                    ------------
CONSUMER STAPLES -- 11.9%
Altria Group, Inc.                                        373,799          7,416
Anheuser-Busch Cos., Inc.                                 127,403          8,266
Archer-Daniels-Midland Co.                                114,424          2,507
Avon Products, Inc.                                        77,160          3,208
Brown-Forman Corp. Class B                                 13,424            964
Campbell Soup Co.                                          39,265          1,516
Clorox Co.                                                 25,643          1,608
Coca-Cola Co.                                             359,011         18,984
Coca-Cola Enterprises, Inc.                                53,901            904
Colgate-Palmolive Co.                                      90,601          6,827
ConAgra Foods, Inc.                                        84,075          1,636
Constellation Brands, Inc. Class A (a)                     37,426            803
Costco Wholesale Corp.                                     77,289          5,018
CVS Corp.                                                 258,032          8,685
Dean Foods Co. (a)                                         25,258            590
Estee Lauder Cos, Inc. Class A                             20,552          1,026
General Mills, Inc.                                        60,132          4,132
H.J. Heinz Co.                                             55,669          2,782
Kellogg Co.                                                45,935          2,577
Kimberly-Clark Corp.                                       73,900          4,792
Kraft Foods, Inc.                                         273,810          8,967
Kroger Co.                                                116,076          3,190

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
CONSUMER STAPLES -- (CONTINUED)
Lorillard, Inc.                                            30,861   $      2,196
McCormick & Co., Inc.                                      22,353            859
Molson Coors Brewing Co., Class B                          26,062          1,218
Pepsi Bottling Group, Inc.                                 22,953            670
PepsiCo, Inc.                                             280,856         20,017
Philip Morris International, Inc.                         369,699         17,782
Procter & Gamble Co.                                      544,912         37,975
Reynolds American, Inc.                                    31,387          1,526
Safeway, Inc.                                              80,364          1,906
Sara Lee Corp.                                            130,834          1,652
SuperValu, Inc.                                            37,648            817
Sysco Corp.                                               106,809          3,293
The Hershey Company                                        29,582          1,170
Tyson Foods, Inc., Class A                                 46,035            550
UST Corp.                                                  26,637          1,772
Wal-Mart Stores, Inc.                                     402,402         24,100
Walgreen Co.                                              176,718          5,471
Whole Foods Market, Inc.                                   25,433            509
Wrigley Wm., Jr. Co.                                       38,648          3,069
                                                                    ------------
                                                                         222,950
                                                                    ------------
ENERGY -- 12.6%
Anadarko Petroleum Corp.                                   83,326          4,042
Apache Corp.                                               59,525          6,207
Baker Hughes, Inc.                                         54,878          3,322
BJ Services Co.                                            52,248            999
Cabot Oil & Gas Corp.                                      17,400            629
Cameron International Corp. (a)                            38,000          1,464
Chesapeake Energy Corp.                                    93,782          3,363
Chevron Corp.                                             368,846         30,422
ConocoPhillips                                            272,630         19,970
Devon Energy Corp.                                         78,951          7,200
El Paso Corp.                                             123,192          1,572
ENSCO International, Inc.                                  26,077          1,503
EOG Resources, Inc.                                        44,317          3,965
ExxonMobil Corp.                                          933,272         72,478
Halliburton Co.                                           157,734          5,109
Hess Corp.                                                 50,901          4,178
Marathon Oil Corp.                                        126,277          5,035
Murphy Oil Corp.                                           33,841          2,171
Nabors Industries, Ltd. (a)                                51,604          1,286
National Oilwell Varco, Inc. (a)                           75,157          3,775
Noble Corp.                                                47,918          2,104
Noble Energy, Inc.                                         31,510          1,752
Occidental Petroleum Corp.                                146,844         10,345
Pioneer Natural Resources Co.                              21,600          1,129
Range Resources Corp.                                      27,200          1,166
Rowan Cos., Inc.                                           19,520            596
Schlumberger, Ltd.                                        215,175         16,803
Smith International, Inc.                                  39,634          2,324
Sunoco, Inc.                                               21,584            768
Tesoro Corp.                                               26,365            435
Transocean, Inc. (a)                                       57,635          6,331
Valero Energy Corp.                                        95,009          2,879
Weatherford International Ltd. (a)                        120,910          3,040

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
Williams Cos., Inc.                                       104,468   $      2,471
XTO Energy, Inc.                                           96,152          4,473
                                                                    ------------
                                                                         235,306
                                                                    ------------
FINANCIALS -- 15.7%
AFLAC, Inc.                                                84,490          4,964
Allstate Corp.                                             96,306          4,442
American Capital Ltd.                                      34,302            875
American Express Co.                                      209,364          7,418
American International Group, Inc.                        483,466          1,610
Ameriprise Financial, Inc.                                 39,907          1,524
AON Corp.                                                  50,247          2,259
Apartment Investment & Management Co. Class A              14,085            493
Assurant, Inc.                                             21,431          1,179
AvalonBay Communities, Inc.                                13,353          1,314
Bank of America Corp.                                     819,462         28,681
Bank of New York Mellon Corp.                             207,685          6,766
BB&T Corp.                                                 99,670          3,767
Boston Properties, Inc.                                    21,667          2,029
Capital One Financial Corp.                                68,463          3,492
CB Richard Ellis Group, Inc. Class A (a)                   29,875            399
Charles Schwab Corp.                                      166,093          4,318
Chubb Corp.                                                65,575          3,600
Cincinnati Financial Corp.                                 28,114            800
CIT Group, Inc.                                            54,842            382
Citigroup, Inc.                                           980,602         20,112
CME Group, Inc.                                            12,091          4,492
Comerica, Inc.                                             27,144            890
Developers Diversified Realty Corp.                        22,824            723
Discover Financial Services                                85,605          1,183
E*Trade Financial Corp. (a)                                81,315            228
Equity Residential                                         49,057          2,179
Federated Investors, Inc. Class B                          15,270            441
Fidelity National Information Services, Inc.               30,977            572
Fifth Third Bancorp                                       107,116          1,275
First Horizon National Corp.                               39,547            370
Franklin Resources, Inc.                                   26,880          2,369
General Growth Properties, Inc.                            38,093            575
Genworth Financial, Inc. Class A                           79,351            683
Goldman Sachs Group, Inc.                                  78,500         10,048
Hartford Financial Services Group, Inc.                    53,297          2,185
HCP, Inc.                                                  43,100          1,730
Hudson City Bancorp, Inc.                                  95,992          1,771
Huntington Bancshares, Inc.                                64,656            517
IntercontinentalExchange, Inc. (a)                         13,980          1,128
Invesco Ltd.                                               69,400          1,456
J.P. Morgan Chase & Co.                                   661,415         30,888
Janus Capital Group, Inc.                                  26,407            641
KeyCorp                                                    86,875          1,037
Kimco Realty Corp.                                         41,069          1,517
Legg Mason, Inc.                                           26,342          1,003
Lender Processing Services, Inc.                            1,549             47

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
FINANCIALS -- (CONTINUED)
Leucadia National Corp.                                    31,136   $      1,415
Lincoln National Corp.                                     46,692          1,999
Loews Corp.                                                66,231          2,615
M & T Bank Corp.                                           14,137          1,262
Marsh & McLennan Cos., Inc.                                91,753          2,914
Marshall & Ilsley Corp.                                    45,493            917
Mastercard, Inc. Class A                                   13,000          2,305
MBIA, Inc.                                                 41,484            494
Merrill Lynch & Co., Inc.                                 274,590          6,947
MetLife, Inc.                                             119,696          6,703
MGIC Investment Corp.                                      18,100            127
Moody's Corp.                                              35,466          1,206
Morgan Stanley                                            200,130          4,603
National City Corp.                                       145,254            254
Northern Trust Corp.                                       40,006          2,888
NYSE Euronext                                              48,800          1,912
Plum Creek Timber Co., Inc.                                30,811          1,536
PNC Financial Services Group, Inc.                         62,751          4,687
Principal Financial Group, Inc.                            46,591          2,026
Progressive Corp.                                         121,701          2,118
ProLogis                                                   48,091          1,985
Prudential Financial, Inc.                                 76,139          5,482
Public Storage, Inc.                                       22,787          2,256
Regions Financial Corp.                                   122,289          1,174
Reinsurance Group of America, Inc. Class B (a)              3,621            172
Simon Property Group, Inc.                                 40,600          3,938
SLM Corp. (a)                                              83,254          1,027
Sovereign Bancorp, Inc.                                    85,574            338
State Street Corp. (b)                                     77,325          4,398
SunTrust Banks, Inc.                                       64,218          2,889
T. Rowe Price Group, Inc.                                  47,575          2,555
Torchmark Corp.                                            15,621            934
Travelers Cos, Inc.                                       105,104          4,751
U.S. Bancorp                                              313,152         11,280
Unum Group                                                 61,629          1,547
Vornado Realty Trust                                       24,734          2,250
Wachovia Corp.                                            384,978          1,347
Washington Mutual, Inc.                                   263,241             22
Wells Fargo Co.                                           593,693         22,281
Western Union Co.                                         133,585          3,296
XL Capital, Ltd. Class A                                   54,468            977
Zions Bancorp                                              17,953            695
                                                                    ------------
                                                                         294,894
                                                                    ------------
HEALTH CARE -- 12.7%
Abbott Laboratories                                       277,406         15,973
Aetna, Inc.                                                86,050          3,107
Allergan, Inc.                                             56,092          2,889
AmerisourceBergen Corp.                                    29,893          1,125
Amgen, Inc. (a)                                           191,336         11,340
Applied Biosystems, Inc.                                   29,573          1,013
Barr Pharmaceuticals, Inc. (a)                             18,923          1,236
Baxter International, Inc.                                111,961          7,348
Becton, Dickinson & Co.                                    43,597          3,499

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
Biogen Idec, Inc. (a)                                      53,431   $      2,687
Boston Scientific Corp. (a)                               271,434          3,330
Bristol-Myers Squibb Co.                                  353,338          7,367
C.R. Bard, Inc.                                            17,597          1,669
Cardinal Health, Inc.                                      65,057          3,206
Celgene Corp. (a)                                          82,318          5,209
CIGNA Corp.                                                51,596          1,753
Coventry Health Care, Inc. (a)                             27,603            898
Covidien Ltd.                                              90,604          4,871
DaVita, Inc. (a)                                           18,700          1,066
Eli Lilly & Co.                                           178,675          7,867
Express Scripts, Inc. (a)                                  44,699          3,300
Forest Laboratories, Inc. (a)                              54,802          1,550
Genzyme Corp. (a)                                          48,692          3,939
Gilead Sciences, Inc. (a)                                 164,799          7,512
Hospira, Inc. (a)                                          28,503          1,089
Humana, Inc. (a)                                           29,507          1,216
IMS Health, Inc.                                           34,832            659
Intuitive Surgical, Inc. (a)                                6,900          1,663
Johnson & Johnson                                         501,749         34,761
King Pharmaceuticals, Inc. (a)                             48,592            465
Laboratory Corp. of America Holdings (a)                   20,622          1,433
McKesson Corp.                                             50,655          2,726
Medco Health Solutions, Inc. (a)                           92,068          4,143
Medtronic, Inc.                                           200,878         10,064
Merck & Co., Inc.                                         384,219         12,126
Millipore Corp. (a)                                         9,535            656
Mylan Laboratories Inc. (a)                                51,709            591
Patterson Cos., Inc. (a)                                   14,794            450
Pfizer, Inc.                                            1,215,871         22,421
Quest Diagnostics, Inc.                                    28,100          1,452
Schering-Plough Corp.                                     288,755          5,333
St. Jude Medical, Inc. (a)                                 60,726          2,641
Stryker Corp.                                              43,689          2,722
Tenet Healthcare Corp. (a)                                 66,670            370
Thermo Fisher Scientific, Inc. (a)                         76,024          4,181
UnitedHealth Group, Inc.                                  221,296          5,619
Varian Medical Systems, Inc. (a)                           22,860          1,306
Watson Pharmaceuticals, Inc. (a)                           17,346            494
Wellpoint, Inc. (a)                                        90,938          4,253
Wyeth                                                     240,487          8,884
Zimmer Holdings, Inc. (a)                                  39,752          2,566
                                                                    ------------
                                                                         238,038
                                                                    ------------
INDUSTRIALS -- 11.0%
3M Co.                                                    124,972          8,537
Allied Waste Industries, Inc. (a)                          60,230            669
Avery Dennison Corp.                                       18,988            845
Boeing Co.                                                134,188          7,696
Burlington Northern Santa Fe Corp.                         50,282          4,648
Caterpillar, Inc.                                         109,679          6,537
CH Robinson Worldwide, Inc.                                30,461          1,552
Cintas Corp.                                               25,088            720
Cooper Industries, Ltd. Class A                            32,034          1,280
CSX Corp.                                                  73,538          4,013

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
INDUSTRIALS -- (CONTINUED)
Cummins, Inc.                                              37,258   $      1,629
Danaher Corp.                                              45,186          3,136
Deere & Co.                                                78,137          3,868
Domtar Corp. (a)(c)                                            11             --
Dover Corp.                                                34,295          1,391
Eaton Corp.                                                30,295          1,702
Emerson Electric Co.                                      141,248          5,761
Equifax, Inc.                                              23,683            816
Expeditors International Washington, Inc.                  37,320          1,300
Fastenal Co.                                               23,200          1,146
FedEx Corp.                                                55,100          4,355
Fluor Corp.                                                31,260          1,741
General Dynamics Corp.                                     71,061          5,232
General Electric Co.                                    1,786,733         45,562
Goodrich Co.                                               22,145            921
Honeywell International, Inc.                             134,181          5,575
Illinois Tool Works, Inc.                                  72,471          3,221
Ingersoll-Rand Co. Class A                                 58,457          1,822
ITT Industries, Inc.                                       33,492          1,862
Jacobs Engineering Group, Inc. (a)                         21,700          1,179
L-3 Communications Holdings, Inc.                          22,303          2,193
Lockheed Martin Corp.                                      60,252          6,608
Manitowoc Co., Inc.                                        24,000            373
Masco Corp.                                                67,523          1,211
Monster Worldwide, Inc. (a)                                22,609            337
Norfolk Southern Corp.                                     66,755          4,420
Northrop Grumman Corp.                                     60,811          3,681
PACCAR, Inc.                                               64,874          2,478
Pall Corp.                                                 22,209            764
Parker-Hannifin Corp.                                      29,603          1,569
Pitney Bowes, Inc.                                         36,727          1,222
Precision Castparts Corp.                                  25,507          2,009
R.R. Donnelley & Sons Co.                                  38,309            940
Raytheon Co.                                               75,882          4,060
Robert Half International, Inc.                            30,440            753
Rockwell Automation, Inc.                                  27,505          1,027
Rockwell Collins, Inc.                                     29,931          1,439
Ryder Systems, Inc.                                         9,821            609
Southwest Airlines Co.                                    128,486          1,864
Terex Corp. (a)                                            17,435            532
Textron, Inc.                                              45,239          1,325
Total System Services, Inc.                                37,775            620
Tyco Electronics Ltd.                                      86,204          2,384
Tyco International Ltd.                                    84,061          2,944
Union Pacific Corp.                                        92,268          6,566
United Parcel Service, Inc. Class B                       180,546         11,355
United Technologies Corp.                                 172,578         10,365
W.W. Grainger, Inc.                                        12,169          1,058
Waste Management, Inc.                                     89,439          2,816
                                                                    ------------
                                                                         206,238
                                                                    ------------
INFORMATION TECHNOLOGY -- 15.0%
Adobe Systems, Inc. (a)                                    95,957          3,787
Advanced Micro Devices, Inc. (a)                          114,986            604

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
Affiliated Computer Services, Inc. Class A (a)             16,737   $        847
Agilent Technologies, Inc. (a)                             63,768          1,891
Akamai Technologies, Inc. (a)                              29,424            513
Altera Corp.                                               52,854          1,093
Amphenol Corp. Class A                                     31,900          1,280
Analog Devices, Inc.                                       50,269          1,325
Apple Computer, Inc. (a)                                  158,884         18,059
Applied Materials, Inc.                                   240,807          3,643
Autodesk, Inc. (a)                                         41,676          1,398
Automatic Data Processing, Inc.                            92,817          3,968
BMC Software, Inc. (a)                                     35,621          1,020
Broadcom Corp. Class A (a)                                 78,159          1,456
CA, Inc.                                                   68,199          1,361
CIENA Corp. (a)                                            14,529            146
Cisco Systems, Inc. (a)                                 1,061,819         23,955
Citrix Systems, Inc. (a)                                   33,467            845
Cognizant Technology Solutions Corp. Class A (a)           50,084          1,143
Computer Sciences Corp. (a)                                28,244          1,135
Compuware Corp. (a)                                        51,350            498
Convergys Corp. (a)                                        20,035            296
Corning, Inc.                                             280,576          4,388
Dell, Inc. (a)                                            315,250          5,195
Electronic Arts, Inc. (a)                                  58,200          2,153
EMC Corp. (a)                                             372,584          4,456
Fiserv, Inc. (a)                                           29,952          1,417
Google, Inc. Class A (a)                                   42,890         17,178
Harris Corp.                                               24,100          1,113
Hewlett-Packard Co.                                       439,316         20,314
Intel Corp.                                             1,008,356         18,887
International Business Machines Corp.                     243,242         28,450
Intuit, Inc. (a)                                           58,463          1,848
Jabil Circuit, Inc.                                        39,951            381
Juniper Networks, Inc. (a)                                 96,293          2,029
KLA-Tencor Corp.                                           30,405            962
Lexmark International Group, Inc. Class A (a)              15,842            516
Linear Technology Corp.                                    40,863          1,253
LSI Corp. (a)                                             112,662            604
MEMC Electronic Materials, Inc. (a)                        40,878          1,155
Microchip Technology, Inc.                                 33,189            977
Micron Technology, Inc. (a)                               142,362            577
Microsoft Corp.                                         1,410,035         37,634
Molex, Inc.                                                24,805            557
Motorola, Inc.                                            399,965          2,856
National Semiconductor Corp.                               32,396            558
NetApp, Inc. (a)                                           61,157          1,115
Nortel Networks Corp. (a)                                   2,050              5
Novell, Inc. (a)                                           68,720            353
Novellus Systems, Inc. (a)                                 20,030            393
NVIDIA Corp. (a)                                          100,756          1,079
Oracle Corp. (a)                                          702,262         14,263
Paychex, Inc.                                              58,038          1,917
PerkinElmer, Inc.                                          21,118            527

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
QLogic Corp. (a)                                           24,322   $        374
QUALCOMM, Inc.                                            296,811         12,754
Salesforce.com, Inc. (a)                                   18,600            900
SanDisk Corp. (a)                                          40,167            785
Sun Microsystems, Inc. (a)                                142,341          1,082
Symantec Corp. (a)                                        153,463          3,005
Tellabs, Inc. (a)                                          73,830            300
Teradata Corp. (a)                                         33,520            654
Teradyne, Inc. (a)                                         27,649            216
Texas Instruments, Inc.                                   236,399          5,083
Unisys Corp. (a)                                           69,807            192
VeriSign, Inc. (a)                                         33,421            872
Waters Corp. (a)                                           18,665          1,086
Xerox Corp.                                               161,834          1,866
Xilinx, Inc.                                               52,202          1,224
Yahoo!, Inc. (a)                                          246,219          4,260
                                                                    ------------
                                                                         280,026
                                                                    ------------
MATERIALS -- 3.5%
Air Products & Chemicals, Inc.                             38,309          2,624
AK Steel Holding Corp.                                     20,000            518
Alcoa, Inc.                                               144,949          3,273
Allegheny Technologies, Inc.                               17,528            518
Ashland, Inc.                                              10,700            313
Ball Corp.                                                 17,562            694
Bemis Co., Inc.                                            17,262            452
CF Industries Holdings, Inc.                               10,150            928
Consol Energy, Inc.                                        33,273          1,527
Dow Chemical Co.                                          168,728          5,362
E.I. Du Pont de Nemours & Co.                             160,712          6,477
Eastman Chemical Co.                                       14,204            782
Ecolab, Inc.                                               31,366          1,522
Freeport-McMoRan Copper & Gold, Inc. Class B               68,252          3,880
Hercules, Inc.                                             23,050            456
International Flavors & Fragrances, Inc.                   14,331            565
International Paper Co.                                    76,311          1,998
Massey Energy Co.                                          14,300            510
MeadWestvaco Corp.                                         32,320            753
Monsanto Co.                                               98,955          9,795
Newmont Mining Corp.                                       80,406          3,117
Nucor Corp.                                                55,954          2,210
Pactiv Corp. (a)                                           23,915            594
Peabody Energy Corp.                                       48,324          2,175
PPG Industries, Inc.                                       29,871          1,742
Praxair, Inc.                                              55,711          3,997
Rohm & Haas Co.                                            23,306          1,631
Sealed Air Corp.                                           28,492            627
Sigma-Aldrich Corp.                                        23,834          1,249
Titanium Metals Corp.                                      16,600            188
United States Steel Corp.                                  20,978          1,628
Vulcan Materials Co.                                       19,361          1,442
Weyerhaeuser Co.                                           38,837          2,353
                                                                    ------------
                                                                          65,900
                                                                    ------------

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
TELECOMMUNICATION SERVICES -- 3.0%
American Tower Corp. Class A (a)                           71,500   $      2,572
AT&T, Inc.                                              1,057,950         29,538
CenturyTel, Inc.                                           19,441            713
Embarq Corp.                                               27,597          1,119
Fairpoint Communications, Inc. (c)                              8             --
Frontier Communications Corp.                              60,384            694
JDS Uniphase Corp. (a)                                     42,723            361
Qwest Communications International, Inc.                  283,890            917
Sprint Nextel Corp.                                       517,465          3,157
Verizon Communications, Inc.                              512,466         16,445
Windstream Corp.                                           79,613            871
                                                                    ------------
                                                                          56,387
                                                                    ------------
UTILITIES -- 3.7%
AES Corp. (a)                                             117,495          1,373
Allegheny Energy, Inc.                                     30,759          1,131
Ameren Corp.                                               38,360          1,497
American Electric Power Co., Inc.                          73,352          2,716
CenterPoint Energy, Inc.                                   57,611            839
CMS Energy Corp.                                           38,856            485
Consolidated Edison, Inc.                                  50,152          2,155
Constellation Energy Group, Inc.                           31,414            763
Dominion Resources, Inc.                                  102,662          4,392
DTE Energy Co.                                             30,484          1,223
Duke Energy Corp.                                         224,320          3,910
Dynegy, Inc. (a)                                           82,690            296
Edison International                                       59,519          2,375
Entergy Corp.                                              34,098          3,035
Exelon Corp.                                              118,421          7,416
FirstEnergy Corp.                                          54,107          3,625
FPL Group, Inc.                                            72,521          3,648
Integrys Energy Group, Inc.                                12,916            645
Nicor, Inc.                                                 9,100            404
NiSource, Inc.                                             49,982            738
Pepco Holdings, Inc.                                       36,900            845
PG&E Corp.                                                 65,426          2,450
Pinnacle West Capital Corp.                                17,760            611
PPL Corp.                                                  66,075          2,446
Progress Energy, Inc.                                      46,981          2,026
Public Service Enterprise Group, Inc.                      90,124          2,955
Questar Corp.                                              30,268          1,239
Sempra Energy                                              45,786          2,311
Southern Co.                                              139,143          5,244
Southwestern Energy Co. (a)                                61,200          1,869
Spectra Energy Corp.                                      108,698          2,587
TECO Energy, Inc.                                          35,651            561
Xcel Energy, Inc.                                          77,251          1,544
                                                                    ------------
                                                                          69,354
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $1,384,342,196)                                                  1,830,606
                                                                    ------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                           PAR          MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                       ----------   ------------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury
Bill(d)(e) 1.6% due 12/11/08                           $    2,936   $      2,927
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $2,926,851)                                                          2,927
                                                                    ------------

                                                                        MARKET
                                                         SHARES         VALUE
                                                          (000)         (000)
                                                       ----------   ------------
MONEY MARKET FUNDS -- 1.5%
AIM Short Term Investment
   Prime Portfolio                                         27,402   $     27,402
Federated Money Market Obligations Trust                      568            568
                                                                    ------------
TOTAL MONEY MARKET FUNDS
(Cost $27,969,505)                                                        27,970
                                                                    ------------
TOTAL INVESTMENTS+ -- 99.4%
(identified cost $1,415,238,552)(e)                                    1,861,503
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                             10,398
                                                                    ------------
NET ASSETS -- 100.0%                                                $  1,871,901
                                                                    ============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008 was $623,254,779 and $176,990,786
     respectively, resulting in net unrealized appreciation of investments of $446,263,993.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                                  NUMBER      UNREALIZED
                                                    OF       DEPRECIATION
                                                 CONTRACTS       (000)
                                                ----------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long)
   Expiration Date 09/2008                             721   $     (3,046)
                                                             ------------
Total unrealized depreciation on open futures
   contracts purchased                                       $     (3,046)
                                                             ============

(+) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                     INVESTMENTS        OTHER
VALUATION                IN           FINANCIAL
INPUTS               SECURITIES     INSTRUMENTS*
----------------   --------------   ------------
Level 1 -
   Quoted Prices   $1,830,606,190   $(3,046,232)

Level 2 -
   Other
   Significant
   Observable
   Inputs              30,896,356            --

Level 3 -
   Significant
   Unobservable

Inputs                         --            --
                   --------------   -----------
   TOTAL           $1,861,502,546   $(3,046,232)
                   ==============   ===========

*    Other financial instruments include futures contracts.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at September 30, 2008 is listed in the Portfolio of Investments.

                                                                                        Income
                                                                                        Earned
                                 Shares                                               for the 9    Realized
                             purchased for    Shares sold                               months       Gain
                Number of     the 9 months        for         Number of    Value at     ended     on shares
  Security     shares held       ended        the 9 months   shares held    9/30/08    9/30/08       sold
 Description   at 12/31/07      9/30/08      ended 9/30/08    at 9/30/08     (000)      (000)       (000)
------------   -----------   -------------   -------------   -----------   --------   ---------   ---------
State Street
   Corp.          70,325         12,500          5,500          77,325      $4,398        34          56

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

NAME OF ISSUER                                             INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                           RATE        DATE         AMOUNT           COST
------------------                                         --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 2.6%
BANK DOMESTIC -- 1.3%
   JPMorgan Chase & Co.                                     2.910%    03/10/2009   $100,000,000   $   98,706,667
                                                                                                  --------------
BANK FOREIGN -- 1.3%
   Australia & New Zealand Banking Group (a)                2.721%    10/23/2008    100,000,000       99,833,717
                                                                                                  --------------
TOTAL COMMERCIAL PAPER                                                                               198,540,384
                                                                                                  --------------
CERTIFICATES OF DEPOSIT -- 8.4%
BANK DOMESTIC -- 8.4%
   Chase Bank USA NA                                        2.800%    12/29/2008    350,000,000      350,000,000
   Citibank NY                                              2.740%    11/04/2008    300,000,000      300,000,000
                                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                        650,000,000
                                                                                                  --------------
YANKEE CERTIFICATES OF DEPOSIT -- 54.9%
BANK FOREIGN -- 54.9%
   Banco Bilbao Vizcaya                                     2.750%    11/25/2008    100,000,000      100,000,759
   Banco Bilbao Vizcaya                                     2.805%    10/09/2008    300,000,000      300,000,331
   Bank Of Nova Scotia                                      2.790%    12/29/2008    250,000,000      250,003,061
   Barclays Bank PLC                                        2.750%    11/06/2008    200,000,000      200,000,000
   Barclays Bank PLC                                        2.880%    11/10/2008    100,000,000      100,000,000
   Barclays Bank PLC (b)                                    3.023%    10/15/2008    125,000,000      125,000,000
   BNP Paribas                                              2.710%    10/27/2008    100,000,000      100,000,000
   Calyon NY                                                2.800%    10/09/2008    100,000,000      100,000,000
   Calyon NY                                                3.030%    02/17/2009    300,000,000      300,000,000
   Commonwealth Bank of Australia                           2.870%    12/08/2008    150,000,000      150,001,403
   Dexia Credit Local SA                                    2.820%    10/08/2008    100,000,000      100,000,096
   DNB Nor Bank ASA                                         2.700%    10/24/2008    300,000,000      300,000,000
   ING Bank Amsterdam                                       2.890%    11/10/2008    350,000,000      350,000,000
   Lloyds Bank                                              2.720%    11/26/2008    200,000,000      200,000,000
   Lloyds Bank                                              2.730%    10/10/2008    150,000,000      150,000,000
   National Australia Bank                                  2.790%    10/09/2008    250,000,000      250,000,000
   National Australia Bank                                  2.900%    01/13/2009    150,000,000      150,000,000
   Nordea Bank FLD PLC                                      2.935%    02/12/2009    200,000,000      200,004,019
   Raboban Nederland                                        2.730%    10/02/2008     50,000,000       50,000,000
   Societe Generale NY                                      2.750%    10/22/2008    200,000,000      200,000,000
   Svenska Handelsbanken AB                                 2.750%    11/25/2008    200,000,000      200,000,000
   Toronto Dominion Bank                                    2.730%    11/26/2008    150,000,000      150,000,000
   UBS AG Stamford CT                                       2.750%    11/19/2008    200,000,000      200,000,000
                                                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                               4,225,009,669
                                                                                                  --------------
BANK NOTES -- 1.3%
BANK DOMESTIC -- 1.3%
   Bank of America NA (b)                                   3.011%    11/25/2008    100,000,000      100,000,000
                                                                                                  --------------
TOTAL BANK NOTES                                                                                     100,000,000
                                                                                                  --------------
MASTER NOTE -- 1.3%
   Goldman Sachs Group, Inc. (b)(c)                         3.888%    10/20/2008    100,000,000      100,000,000
                                                                                                  --------------
TOTAL MASTER NOTE                                                                                    100,000,000
                                                                                                  --------------

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

NAME OF ISSUER                                             INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                           RATE        DATE         AMOUNT           COST
------------------                                         --------   ----------   ------------   --------------
MEDIUM TERM NOTES -- 0.7%
CONSUMER NON-CYCLICAL -- 0.7%
   Procter & Gamble Co. (b)                                 2.844%    12/09/2008     28,000,000   $   28,000,000
   Procter & Gamble International Funding SCA (b)           2.879%    11/19/2008     24,000,000       24,000,000
                                                                                                  --------------
TOTAL MEDIUM TERM NOTES                                                                               52,000,000
                                                                                                  --------------
PROMISSORY NOTES -- 1.3%
   Goldman Sachs Group, Inc.                                3.230%    12/02/2008    100,000,000      100,000,000
                                                                                                  --------------
TOTAL PROMISSORY NOTES                                                                               100,000,000
                                                                                                  --------------
REPURCHASE AGREEMENTS -- 29.2%
   Bank of America Tri Party Repo, dated 09/30/08
      (collateralized by Federal Home Loan Mortgage,
      5.000% - 5.500% due 12/01/34 - 10/01/35 valued at
      1,000,000,000); proceeds $1,000,059,722               2.150%    10/01/2008  1,000,000,000    1,000,000,000
   Bank of America Tri Party Repo, dated 09/30/08
      (collateralized by Federal National Mortgage
      Associations, 0.000% - 6.060% due 05/08/09 -
      07/20/27 valued at $100,264,006); proceeds
      $100,268,874                                          1.750%    10/01/2008    100,264,000      100,264,000
   Barclays Cap Tri Party Repo, dated 09/30/08
      (collateralized by Federal National Mortgage
      Associations, 2.822% - 8.000% due 05/01/12 -
      08/01/48 and Federal Home Loan Mortgage, 3.500% -
      7.500% due 12/15/11 - 09/01/38 valued at
      $250,000,001); proceeds $250,014,583                  2.100%    10/01/2008    250,000,000      250,000,000
   Citigroup Tri Party Repo, dated 09/30/08
      (collateralized by Federal National Mortgage
      Associations, 4.000% - 6.000% due 09/01/13 -
      08/01/38 and Federal Home Loan Mortgage, 5.000% -
      6.500% due 04/01/23 - 09/01/38 valued at
      $250,000,000); proceeds $250,012,153                  1.750%    10/01/2008    250,000,000      250,000,000
   Deutsche Bank Tri Party Repo, dated 09/30/08
      (collateralized by Federal National Mortgage
      Associations, 5.000% - 15.269% due 04/01/19 -
      11/01/37 and Federal Home Loan Mortgage, 4.500% -
      6.000% due 05/01/36 - 07/01/38 valued at
      $250,000,000); proceeds $250,015,625                  2.250%    10/01/2008    250,000,000      250,000,000
   HSBC Tri Party Repo, dated 09/30/08 (collateralized
      by Federal National Mortgage Association,
      5.500% due 06/01/38 valued at $255,000,808);
      proceeds $250,013,889                                 2.000%    10/01/2008    250,000,000      250,000,000
   Morgan Stanley Tri Party Repo, dated 09/30/08
      (collaterized by U.S. Treasury Bond, 7.250% due
      05/15/16 and U.S. Treasury Note, 4.25% due
      11/15/17 valued at $153,000,053); proceeds
      $153,001,913                                          0.450%    10/01/2008    153,000,000      153,000,000
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS                                                                        2,253,264,000
                                                                                                  --------------
TOTAL INVESTMENTS(D)+ -- 99.7%                                                                     7,678,814,053
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                         20,916,683
                                                                                                  --------------
NET ASSETS -- 100.0%                                                                              $7,699,730,736
                                                                                                  ==============

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b) Variable Rate Security - Interest Rate is in effect as of September 30, 2008, with next reset date.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At September 30, 2008, this security represents 1.30% of net assets.

(d)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                                Investments in
Valuation Inputs                                  Securities
----------------                                --------------
Level 1 - Quoted Prices                         $           --
                                                --------------
Level 2 - Other Significant Observable Inputs    7,678,814,053
                                                --------------
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
   Total                                        $7,678,814,053
                                                ==============

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  DATE
                                                         PRINCIPAL     RATE        OF              VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ---------    -------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 88.1%
ALABAMA -- 1.1%
   Lower Alabama Gas District Supply Revenue Bonds,
      Series A, LIQ: Societe Generale (a)                 3,800,000    7.250   10/02/2008   $         3,800,000
                                                                                            -------------------
ARIZONA -- 4.2%
   Arizona School District, COP                           5,000,000    3.000   07/30/2009             5,055,923
   Austin Trust Various States Revenue Bonds,
      Series 2008-1151, LIQ: Bank of America
      N.A. (a)                                            1,490,000    6.500   07/01/2009             1,490,000
   City of Scottsdale Arizona, GO
      Unlimited (b)                                       3,000,000    5.500   07/01/2009             3,083,034
   Salt Verde Financial Corporation Gas Revenue
      Bonds, PUTTERs, Series 2267, LIQ: JP Morgan
      Chase Bank (a)                                      5,200,000    7.980   10/02/2008             5,200,000
                                                                                            -------------------
                                                                                                     14,828,957
                                                                                            -------------------
CALIFORNIA -- 1.2%
   California School Cash Reserve Program
      Authority, COPs, Series A, LOC: Bank NA             2,000,000    3.000   07/06/2009             2,020,301
   Metropolitan Water District of Southern
      California Waterworks
      Revenue Bonds, Series A, SPA:
      Landesbank Baden-Wuerttemberg(a)                    2,055,000    7.720   10/02/2008             2,055,000
                                                                                            -------------------
                                                                                                      4,075,301
                                                                                            -------------------
COLORADO -- 2.5%
   City of Colorado Springs Colorado
      Utilities Revenue Bonds, Sub Lien
      Improvement, Series A, SPA: Dexia Credit
      Local (a)                                           3,925,000    8.150   10/02/2008             3,925,000
   University of Colorado Hospital
      Authority Revenue Bonds, Series A,
      SPA: Wachovia Bank N.A. (a)                         4,700,000    8.150   10/01/2008             4,700,000
                                                                                            -------------------
                                                                                                      8,625,000
                                                                                            -------------------
CONNECTICUT -- 3.0%
   Connecticut State HEFA Revenue
      Bonds, Yale University, Series U2 (a)              10,500,000    7.650   10/01/2008            10,500,000
                                                                                            -------------------
DELAWARE -- 0.4%
   Delaware State EDA, Hosipital Billing,
      Series A, LOC: JP Morgan Chase Bank (a)             1,500,000    8.020   10/01/2008             1,500,000
                                                                                            -------------------
DISTRICT OF COLUMBIA -- 2.7%
   District of Columbia Revenue Bonds, ROCs RR II
      R-11247, INS: BHAC-CR MBIA, LIQ:
      Citibank N.A. (a)                                   9,500,000    4.440   10/02/2008             9,500,000
                                                                                            -------------------
FLORIDA -- 1.6%
   Orlando Florida Utilities Commission
      Water & Electric Revenue
      Bonds, Series B, SPA: Suntrust Bank (a)             5,400,000    7.890   10/01/2008             5,400,000
                                                                                            -------------------
GEORGIA -- 6.4%
   Municipal Electric Authority Georgia,
      Gen C Rmkt, INS: GO of
      Participants, LOC: Bayerische Landesbank (a)        1,500,000    7.900   10/01/2008             1,500,000
   Municipal Electric Authority of Georgia
      Revenue Bonds, PJ One SUB
      D RMKT, INS: FSA, SPA:
      Dexia Credit Local (a)                              7,800,000    7.900   10/01/2008             7,800,000
   Roswell Georgia Housing Authority
      Multifamily Revenue Bonds,
      Chambrel Roswell, INS: Fannie Mae, LIQ:
      Fannie Mae (a)                                     11,980,000    8.100   10/02/2008            11,980,000
   State of Georgia, GO, Series B                         1,000,000    6.250   04/01/2009             1,022,402
                                                                                            -------------------
                                                                                                     22,302,402
                                                                                            -------------------

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  DATE
                                                         PRINCIPAL     RATE        OF              VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ---------    -------------------
ILLINOIS -- 8.1%
   Chicago Illinois Board of Education, GO
      Unlimited, Series D, INS:
      FSA, SPA: Dexia Credit Local (a)                    2,000,000    8.550   10/02/2008   $         2,000,000
   Chicago Illinois Board of Education,
      Series C, GO, INS: FSA, SPA:
      Dexia Public Finance (a)                            1,950,000    7.250   10/02/2008             1,950,000
   Illinois Development Finance Authority
      Revenue Bonds, Chicago
      Educational TV Assignment, Series A,
      LOC: Lasalle Bank N.A. (a)                          1,900,000    7.950   10/01/2008             1,900,000
   Illinois Development Finance Authority
      Revenue Bonds, Chicago
      Symphony PJ, INS: GO of Corp, LOC: Bank
      One N.A. (a)                                        8,500,000    7.850   10/01/2008             8,500,000
   Illinois Development Finance Authority
      Revenue Bonds, Evanston
      Northwestern, Class C, SPA: Bank One
      N.A. (a)                                              830,000    7.930   10/02/2008               830,000
   Illinois Development Finance Authority
      Revenue Bonds, World
      Communications, Inc., LOC: Lasalle Bank
      N.A. (a)                                            1,500,000    7.950   10/01/2008             1,500,000
   Illinois Finance Authority Revenue
      Bonds, Northwestern University,
      Series B (a)                                        9,800,000    7.800   10/01/2008             9,800,000
   Lake County Illinois Community
      Consolidated School District No 50- Woodland,
      Series A, GO Unlimited, INS:
      FGIC (b)                                            1,760,000    6.000   12/01/2008             1,770,957
                                                                                            -------------------
                                                                                                     28,250,957
                                                                                            -------------------
INDIANA -- 3.4%
   Indiana Finance Authority Revenue Bonds,
      Clarian Health Partners,
      Series D, LOC: Northern Trust Company (a)           7,500,000    7.880   10/01/2008             7,500,000
   Indiana State Development Finance Authority
      Revenue Bonds, Educational Facilities, Indiana
      Historical Society, LOC: Bank One
      Indiana N.A. (a)                                    4,200,000    7.950   10/01/2008             4,200,000
                                                                                            -------------------
                                                                                                     11,700,000
                                                                                            -------------------
KANSAS -- 0.9%
   Kansas State Department of
      Transportation Highway Revenue Bonds
      (b)                                                 3,000,000    5.750   09/01/2009             3,113,429
                                                                                            -------------------
LOUISIANA -- 0.4%
   Louisiana State Offshore Terminal
      Authority Deep Water Port Revenue
      Bond, Series B, LOC: Bank One N.A. (a)              1,500,000    7.950   10/01/2008             1,500,000
                                                                                            -------------------
MARYLAND -- 2.6%
   Maryland State Economic Development
      Corporation Revenue Bonds,
      Howard Hughes Medical Institution,
      Series B (a)                                        3,000,000    7.200   10/01/2008             3,000,000
   Maryland State Health & Higher
      Educational Facilities Authority
      Revenue Bonds, University of Maryland
      Medical System, Class A,
      LOC: Wachovia Bank N.A. (a)                         6,000,000    7.950   10/02/2008             6,000,000
                                                                                            -------------------
                                                                                                      9,000,000
                                                                                            -------------------
MASSACHUSETTS -- 3.0% Commonwealth of
   Massachusetts, GO Unlimited, Series C,
      INS: AMBAC, SPA: Bank of America
      N. A. (a)                                           7,900,000    3.920   10/02/2008             7,900,000
   Massachusetts State HEFA Revenue Bonds,
      Harvard University, Series
      GG-1 (a)                                            2,700,000    7.670   10/02/2008             2,700,000
                                                                                            -------------------
                                                                                                     10,600,000
                                                                                            -------------------
MINNESOTA -- 1.7%
   County of Washington Minnesota, Series
      A, GO Unlimited                                     1,080,000    5.000   02/01/2009             1,090,713
   Southern Minnesota Municipal Power
      Agency Power Supply Systems Revenue Bonds,
      ROCs RR II, Series R-10021Z, INS: MBIA, LIQ:
      FAC- Citigroup Financial (a)                        4,800,000    4.480   12/15/2008             4,800,000
                                                                                            -------------------
                                                                                                      5,890,713
                                                                                            -------------------

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  DATE
                                                         PRINCIPAL     RATE        OF              VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ---------    -------------------
MISSOURI -- 3.3%
   Kansas City Industrial Development
      Authority Revenue Bonds, Oak
      Street West Student, LOC: Bank of
      America (a)                                         8,550,000    7.930   10/01/2008   $         8,550,000
   State of Missouri, Fourth Street
      Building, Series A                                  2,960,000    5.000   10/01/2008             2,960,000
                                                                                            -------------------
                                                                                                     11,510,000
                                                                                            -------------------
NEBRASKA -- 0.7%
   Southern Public Power District Revenue
      Notes, BD Antic Notes                               2,425,000    4.000   12/15/2008             2,434,575
                                                                                            -------------------
NEW JERSEY -- 0.5%
   Essex County New Jersey Improvement
      Authority Revenue Bonds,
      Pooled Governmental Loan Program, LOC:
      First Union National
      Bank (a)                                            1,700,000    8.050   10/01/2008             1,700,000
                                                                                            -------------------
NEW YORK -- 5.0%
   City of New York New York, Subseries
      J2-RMKT, LOC:
      Westdeutsche Landesbank (a)                         7,800,000    7.800   10/01/2008             7,800,000
   New York City Transitional Finance
      Authority Revenue Bonds, Future
      Tax Secd, Series C (b)                              1,865,000    5.250   05/01/2009             1,920,917
   New York State Local Government
      Assistance Corporation Revenue
      Bonds, Sub Lien, Series A-2, INS: GO of
      Corporation                                         1,250,000    1.000   04/01/2009             1,269,957
   Triborough Bridge & Tunnel Authority
      Revenue Bonds, SPA: Series
      CD RMK 6/20/07 , Lloyds TSB Bank PLC (a)            6,630,000    7.900   10/01/2008             6,630,000
                                                                                            -------------------
                                                                                                     17,620,874
                                                                                            -------------------
NORTH CAROLINA -- 1.1%
   Charlotte North Carolina COPs,
      Governmental Facilities, Series F,
      SPA: Bank of America N.A. (a)                         965,000    7.250   10/02/2008               965,000
   City of Winston-Salem North Carolina
      Water and Sewer Systems
      Revenue Bonds, Series C, SPA: Dexia
      Credit Local (a)                                    1,970,000    7.500   10/01/2008             1,970,000
   Mecklenburg County North Carolina, GO
      Unlimited, Series C                                   950,000    5.000   02/01/2009               960,338
                                                                                            -------------------
                                                                                                      3,895,338
                                                                                            -------------------
OHIO -- 3.1%
   Butler County Ohio Healthcare Facilities
      Revenue Bonds, IMPT-
      Lifesphere Project, LOC: U.S. Bank NA (a)           1,400,000    7.880   10/02/2008             1,400,000
   City of Columbus OH, GO Series A                       3,950,000    5.000   12/15/2008             3,977,712
   Cleveland Cuyahoga County Ohio Port
      Authority Revenue Bonds,
      Euclid/93rd Garage Office, LOC: Fifth
      Third Bank (a)                                        995,000    8.900   10/01/2008              995,000
   Ohio State Higher Educational Facility
      Commission Revenue Bonds,
   University Hospitals Health System, Wells Fargo
      Series C, LOC:
      Bank N.A. (a)                                       1,000,000    8.050   10/01/2008             1,000,000
   Ohio State University General Receipts,
      Series B (a)                                        3,500,000    7.750   10/01/2008             3,500,000
                                                                                            -------------------
                                                                                                     10,872,712
                                                                                            -------------------
OKLAHOMA -- 1.1%
   Austin Trust Various States Revenue Bond,
      Series 2007-1037, LIQ:
      Bank of America N.A. (a)                            3,800,000    6.850   10/02/2008             3,800,000
                                                                                            -------------------
OREGON -- 0.4%
   Oregon State, Series 73 G, SPA: JP Morgan
      Chase Bank (a)                                      1,500,000    7.800   10/01/2008             1,500,000
                                                                                            -------------------

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                DATE
                                                         PRINCIPAL    RATE       OF          VALUE
                                                          AMOUNT       %      MATURITY         $
                                                        ----------   -----   ----------   ------------
PENNSYLVANIA -- 9.2%
   Bethlehem Area School District, GO (b)                1,500,000   5.000   10/15/2008   $  1,501,837
   City of Philadelphia Pennsylvania Gas Works
      Revenue Bonds, Sixth Series, INS: FSA (a)          1,990,000   8.500   10/02/2008      1,990,000
   Dauphin County General Authority Revenue Bonds,
      Pinnacle Health Hospitals, SPA: Wachovia Bank
      N.A., INS: FSA (a)                                22,225,000   8.050   10/01/2008     22,225,000
   Erie Pennsylvania Water Authority Revenue Bonds,
      Series A, INS: FSA, SPA: JP Morgan Chase Bank
      (a)                                                  920,000   8.300   10/02/2008        920,000
   Pennsylvania State Turnpike Commission Turnpike
      Revenue Bonds, Series A-2, SPA: Landesbank
      Baden-Wuerttemberg (a)                             1,400,000   7.920   10/01/2008      1,400,000
   Washington County Pennsylvania Authority Revenue
      Bonds, University of Pennsylvania (a)              3,965,000   7.750   10/02/2008      3,965,000
                                                                                          ------------
                                                                                            32,001,837
                                                                                          ------------
PUERTO RICO -- 0.9%
   Puerto Rico Highway & Transportation Authority
      Revenue Bonds, Series H, INS: AMBAC, SPA: Bank
      of America N. A. (a)                               3,000,000   4.060   10/02/2008      3,000,000
                                                                                          ------------
SOUTH CAROLINA -- 4.6%
   Greenville County South Carolina School District
      Installment Revenue Bonds, Stars 2007-048, LIQ:
      BNP Paribas (a)                                    7,375,000   4.470   10/02/2008      7,375,000
   South Carolina Transportation Infrastructure Bank
      Revenue Bonds, Series 1283, INS: AMBAC, LIQ: JP
      Morgan Chase Bank (a)                              8,700,000   4.750   10/02/2008      8,700,000
                                                                                          ------------
                                                                                            16,075,000
                                                                                          ------------
TENNESSEE -- 1.4%
   Shelby County Health Educational & Housing
      Facilities Board, Revenue Bonds, Series 254,
      LIQ: JP Morgan Chase Bank (a)                      4,995,000   7.990   10/02/2008      4,995,000
                                                                                          ------------
TEXAS -- 6.4%
   Austin County Texas Industrial Development Corp
      Revenue Bonds, Justin Industries, Inc. Project,
      LOC: Bank One N.A. (a)                             3,500,000   7.950   10/01/2008      3,500,000
   City of Garland Texas, GO Limited (b)                 5,000,000   5.750   02/15/2009      5,075,084
   Denton Texas Independent School District, School
      Building, Series B, INS: PSF-GTD, SPA: Bank of
      America N.A. (a)                                   1,000,000   7.980   10/02/2008      1,000,000
   Harris County Texas, GO                               2,215,000   5.000   10/01/2008      2,215,000
   Odessa TX Water & Sewer Revenue Bonds, INS: FSA
      (b)                                                1,585,000   5.375   04/01/2009      1,614,311
   State of Texas, Public Finance Authority, Series
      B, GO                                              1,040,000   4.000   10/01/2008      1,040,000
   Texas A&M University Revenue Bonds, Financing
      Systems (b)                                        4,000,000   5.375   05/15/2009      4,088,070
   University of Texas, University Revenue Bonds,
      Financing Systems, Series A (a)                    3,800,000   7.680   10/01/2008      3,800,000
                                                                                          ------------
                                                                                            22,332,465
                                                                                          ------------
UTAH -- 0.4%
   Murray City Utah Hospital Revenue Bonds, IHC
      Health Services, Inc., Series A, INS: J.P.
      Morgan Securities (a)                              1,500,000   7.830   10/02/2008      1,500,000
                                                                                          ------------
VIRGINIA -- 0.6%
   County of Chesterfield Virginia, Public
      Improvements, GO Unlimited                         2,160,000   4.000   01/01/2009      2,172,283
                                                                                          ------------
WASHINGTON -- 3.0%
   Port Vancouver Washington Revenue Bonds, United
      Grain Corporation, Series 84A, LOC: Bank of
      America N.A. (a)                                   2,000,000   7.500   10/01/2008      2,000,000
   Seattle Washington Water Systems Revenue Bonds,
      Series A, LOC:
      Bayerische Landesbank (a)                            400,000   7.930   10/01/2008        400,000

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                DATE
                                                         PRINCIPAL    RATE       OF          VALUE
                                                          AMOUNT       %      MATURITY         $
                                                        ----------   -----   ----------   ------------
WASHINGTON -- (CONTINUED)
   Washington State Higher Education Facilities
      Authority Revenue Bonds, Whitman College
      Project, SPA: JP Morgan Chase Bank (a)             8,000,000   7.930   10/02/2008   $  8,000,000
                                                                                          ------------
                                                                                            10,400,000
                                                                                          ------------
WISCONSIN -- 3.2%
   Wisconsin State HEFA Revenue Bonds, Ascension
      Health, Series D(a)                                6,200,000   1.750   04/01/2009      6,200,000
   Wisconsin State HEFA Revenue Bonds, Gundersen
      Lutheran, Series A, LOC: Wells Fargo Bank N.A.
      (a)                                                5,000,000   8.000   10/02/2008      5,000,000
                                                                                          ------------
                                                                                            11,200,000
                                                                                          ------------
TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS                                                    307,596,843
                                                                                          ------------
MONEY MARKET FUNDS -- 3.7%
   Clark Cnty Highwy Motor                               4,000,000                           4,000,000
   Dreyfus Tax Exempt Cash Management Fund               9,093,079                           9,093,079
                                                                                          ------------
TOTAL MONEY MARKET FUNDS
(at net asset value)                                                                        13,093,079
                                                                                          ------------
TOTAL INVESTMENTS(C)+ -- 91.8%
(COST $320,689,922)                                                                        320,689,922
OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.2%                                               28,708,463
                                                                                          ------------
NET ASSETS -- 100.0%                                                                      $349,398,385
                                                                                          ============

(a) Floating Rate Note- Interest rate shown is rate in effect at September 30, 2008 with next reset date.

(b)  Date shown is pre-refunded date.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
COPs      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
HEFA      Health and Educational Facilities Authority
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PSF       Permanent School Fund
PUTTERs   Puttable Tax Exempt Receipts
ROCs      Reset Option Certificates
SPA       Standby Purchase Agreement

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                     Investments in
Valuation Inputs                       Securities
----------------                     ---------------
Level 1 - Quoted Prices                $         --
                                       ------------
Level 2 - Other Significant
   Observable Inputs                    320,689,922
                                       ------------
Level 3 - Significant Unobservable
   Inputs                                        --
                                       ------------
   Total                               $320,689,922
                                       ------------

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                 DATE
                                                         PRINCIPAL     RATE       OF               VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ----------   -------------------
TAX-EXEMPT OBLIGATIONS -- 100.1%
ALABAMA -- 1.5%
   City of Huntsville GO Unlimited, Ref-WTS, Series
      A, INS: FSA                                         1,000,000    5.400   02/01/2010   $         1,036,940
   State of Alabama, Parks System Improvement Corp.,
      Series C, GO Unlimited                                350,000    5.250   06/01/2009               356,608
                                                                                            -------------------
                                                                                                      1,393,548
                                                                                            -------------------
ALASKA -- 8.6%
   City of Anchorage GO Unlimited, Series B,
      INS: MBIA                                           3,000,000    5.250   07/01/2010             3,125,190
   Juneau City & Boro GO Unlimited, Sch, Series A         2,660,000    4.000   06/01/2011             2,723,361
   North Slope Boro GO Unlimited, Cap Appreciation,
      Series B, INS: MBIA                                 2,000,000        0   06/30/2009             1,955,180
                                                                                            -------------------
                                                                                                      7,803,731
                                                                                            -------------------
ARIZONA -- 7.7%
   City of Casa Grande Arizona, GO Unlimited,
      INS: FSA                                            1,000,000    3.500   07/01/2010             1,010,270
   Maricopa County Arizona School District No 11,
      Peoria, GO Unlimited, INS: FSA                      2,250,000    3.000   07/01/2010             2,265,975
   Maricopa County Arizona School District No 66,
      Roosevelt Elementary, Series A, GO Unlimited,
      INS: FSA                                            2,380,000    4.000   07/01/2010             2,420,484
   Pinal County Union High School District No 82 Casa
      Grande GO Unlimited, Sch Impt - Proj of 2006,
      Series B                                            1,300,000    4.000   07/01/2010             1,323,439
                                                                                            -------------------
                                                                                                      7,020,168
                                                                                            -------------------
CALIFORNIA -- 2.8%
   California State Economic Recovery, Series A, GO
      Unlimited                                           1,000,000    5.000   01/01/2011             1,044,160
   Golden Empire Schools Financing Authority
      California Lease Revenue Bonds, Kern High
      School District                                     1,500,000    4.000   05/01/2010             1,515,750
                                                                                            -------------------
                                                                                                      2,559,910
                                                                                            -------------------
COLORADO -- 1.2%
   Central Platte Valley Metropolitan District,
      Series A, GO Unlimited, LOC: BNP Paribas            1,110,000    5.000   12/01/2031             1,127,083
                                                                                            -------------------
DELAWARE -- 1.2%
   Delaware River & Bay Authority Revenue Bonds,
      Series A, INS: AMBAC (a)(b)                         1,000,000    5.750   01/01/2010             1,049,610
                                                                                            -------------------
DISTRICT OF COLUMBIA -- 1.9%
   Washington DC Convention Center Authority
      Dedicated Tax Revenue Bonds, Sr. Lien, INS:
      AMBAC (a)(b)                                        1,750,000    5.250   10/01/2008             1,767,500
                                                                                            -------------------
GEORGIA -- 4.5%
   Macon Water Authority & Sewage Revenue Bonds, REF        980,000    4.000   10/01/2010             1,005,147
   State of Georgia, Series B, GO Unlimited               3,000,000    5.000   07/01/2010             3,128,190
                                                                                            -------------------
                                                                                                      4,133,337
                                                                                            -------------------
ILLINOIS -- 2.8%
   Chicago Illinois Park District, Personal Property
      Replacement, Series D, GO Unlimited                 1,000,000    5.000   01/01/2011             1,045,490
   State of Illinois, First Series, GO
      Unlimited, INS: FSA                                   400,000    5.250   04/01/2009               405,808
   State of Illinois, First Series, GO
      Unlimited, INS: FSA                                 1,075,000    5.250   05/01/2010             1,119,075
                                                                                            -------------------
                                                                                                      2,570,373
                                                                                            -------------------

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                 DATE
                                                         PRINCIPAL     RATE       OF               VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ----------   -------------------
INDIANA -- 1.2%
   Indiana Bond Bank Revenue Bonds, SPL Program,
      Series A, INS: AMBAC (a)(b)                         1,000,000    6.125   02/01/2010   $         1,055,740
                                                                                            -------------------
MARYLAND -- 4.4%
   Baltimore County Maryland, Construction Public
      Improvement, GO Unlimited                           1,170,000    5.250   09/01/2010             1,228,757
   Maryland Health & Higher Educational Facilities
      Authority Revenue Bonds, University of MD Med
      Sys, Series F                                         310,000    4.000   07/01/2010               311,386
   Washington Suburban Sanitation District Maryland,
      Sewage Disposal, GO Unlimited                       2,400,000    5.000   06/01/2010             2,499,336
                                                                                            -------------------
                                                                                                      4,039,479
                                                                                            -------------------
MASSACHUSETTS -- 2.7%
   Commonwealth of Massachusetts, Series E, GO
      Limited                                             1,230,000    5.500   01/01/2010             1,274,883
   Massachusetts State HEFA Revenue Bonds, New
      England Medical Center Hospital, Series H,
      INS: FGIC                                           1,160,000    5.000   05/15/2009             1,176,750
                                                                                            -------------------
                                                                                                      2,451,633
                                                                                            -------------------
MICHIGAN -- 1.4%
   Grand Rapids Michigan Community College, GO
      Limited, INS: FSA                                   1,225,000    5.000   05/01/2009             1,243,853
                                                                                            -------------------
NEVADA -- 8.1%
   Clark County Nevada, Bond Bank, GO Limited,
      INS: FGIC (a)(b)                                    2,000,000    5.000   06/01/2011             2,110,420
   Clark County School District GO Limited, Limited
      Tax-Building, Series A                              2,700,000    5.000   06/15/2010             2,805,138
   State of Nevada, Capital Improvement and Cultural
      Affairs, Series A, GO Limited (a)(b)                1,180,000    5.500   03/01/2010             1,229,253
   Truckee Meadows Nevada Water Authority Revenue
      Bonds, Series A, INS: FSA                           1,180,000    5.500   07/01/2009             1,207,223
                                                                                            -------------------
                                                                                                      7,352,034
                                                                                            -------------------
NEW JERSEY -- 3.1%
   New Jersey EDA Revenue Bonds, School Facilities
      Construction, Series Y                                850,000    5.000   09/01/2010               879,725
   New Jersey State Educational Facilities Authority
      Revenue Bonds, Higher Education Cap Impt,
      Series B (a)(b)                                     1,850,000    5.000   09/01/2010             1,930,808
                                                                                            -------------------
                                                                                                      2,810,533
                                                                                            -------------------
NEW MEXICO -- 1.7%
   State of New Mexico Severance Tax Revenue Bonds,
      Series A-2                                          1,500,000    3.000   07/01/2010             1,510,905
                                                                                            -------------------
NEW YORK -- 10.2%
   City of New York GO Unlimited, Subseries B-1           2,000,000    4.000   09/01/2011             2,030,720
   City of New York, Series F, GO Unlimited               1,000,000    5.000   08/01/2010             1,033,830
   Nassau County GO Unlimited, Impt, Series F,
      INS: FSA                                              500,000    6.500   03/01/2019               528,480
   Nassau County GO Unlimited, Impt, Series F,
      INS: FSA                                              500,000    6.500   03/01/2020               528,480
   New York City Transitional Finance Authority Aid
      Revenue Bonds, Series S-2, INS: State Aid
      Withholding                                         1,500,000    5.000   01/15/2011             1,556,235
   New York State Thruway Authority Service Contract
      Revenue Bonds, Bridge Service Contract                750,000    3.000   04/01/2010               752,835
   New York State Urban Development Corporation
      Revenue Bonds, State Personal Income Tax,
      Series A1                                             500,000    5.000   12/15/2009               516,355
   Tobacco Settlement Financing Authority Revenue
      Bonds, Asset Backed, Series B                       2,290,000    5.000   06/01/2010             2,360,944
                                                                                            -------------------
                                                                                                      9,307,879
                                                                                            -------------------

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                 DATE
                                                         PRINCIPAL     RATE       OF               VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ----------   -------------------
NORTH CAROLINA -- 4.3%
   Mecklenburg County North Carolina, Public
      Improvement, Series A, GO Unlimited                 2,305,000    4.500   04/01/2011   $         2,399,897
State of North Carolina, Public Improvement,
Series B, GO Unlimited                                    1,500,000    4.000   04/01/2010             1,535,025
                                                                                            -------------------
                                                                                                      3,934,922
                                                                                            -------------------
OHIO -- 2.3%
   Ohio State Building Authority Revenue Bonds, State
      Facilities Administration Building, Series A,
      INS: FSA                                            1,020,000    5.250   10/01/2009             1,049,009
   State of Ohio Revenue Bonds, Higher Education
      Facilities, Series II-A                             1,000,000    5.000   12/01/2010             1,047,720
                                                                                            -------------------
                                                                                                      2,096,729
                                                                                            -------------------
OKLAHOMA -- 1.1%
   Oklahoma State Capital Improvement Authority State
      Facilities Revenue Bonds, Higher Education
      Projects, Series F, INS: AMBAC                      1,000,000    3.750   07/01/2009             1,008,390
                                                                                            -------------------
OREGON -- 1.7%
   Portland Oregon Community College District, GO
      Unlimited                                           1,545,000    3.000   07/01/2009             1,552,910
                                                                                            -------------------
PENNSYLVANIA -- 3.5%
   Allegheny County Pennsylvania HDA Revenue Bonds,
      University of Pittsburgh Medical Center,
      Series B                                            1,000,000    5.000   06/15/2011             1,030,720
   Lehigh County Pennsylvania General Purpose
      Hospital Revenue Bonds, Lehigh Valley Health
      Network, Series A, INS: FSA                           800,000    4.000   07/01/2010               818,816
Pennsylvania State, GO Unlimited                          1,325,000    5.250   02/01/2010             1,372,249
                                                                                            -------------------
                                                                                                      3,221,785
                                                                                            -------------------
TENNESSEE -- 1.1%
   Metropolitan Government Nashville & Davidson
      County Tennessee, Series A, GO Unlimited            1,000,000    5.000   01/01/2010             1,027,920
                                                                                            -------------------
TEXAS -- 4.5%
   City of Austin Texas, Public Property Financial
      Contractual, GO Limited                             1,000,000    5.000   09/01/2010             1,043,300
   Texas A&M University Revenue Bonds, Financing
      System                                              1,000,000    3.700   05/15/2011             1,018,480
   Texas State Public Finance Authority Revenue
      Bonds, INS: FGIC                                    1,955,000    4.000   02/01/2011             1,995,038
                                                                                            -------------------
                                                                                                      4,056,818
                                                                                            -------------------
VIRGINIA -- 7.6%
   Chesterfiel County Virginia, Public Improvement,
      GO Unlimited                                        2,255,000    4.000   01/01/2010             2,298,634
   Commonwealth of Virginia, Series B, GO Unlimited       1,655,000    5.000   06/01/2011             1,746,803
   Virginia College Building Authority Virginia
      Educational Facilities Revenue Bonds, 21st
      Century College, Series B                           1,450,000    5.000   02/01/2010             1,497,386
   Virginia State Public School Authority Revenue
      Bonds, Series VII                                   1,290,000    5.000   04/15/2011             1,354,410
                                                                                            -------------------
                                                                                                      6,897,233
                                                                                            -------------------
WASHINGTON -- 2.7%
   Tacoma Washington Electrical Systems Revenue
      Bonds, Series A, INS: FSA (a)(b)                    1,500,000    5.750   01/01/2011             1,610,310
   Whatcom County Washington School District No
      506 Nooksack Valley, GO Unlimited, INS: School
      Building Guaranty                                     815,000    4.000   12/01/2009               830,575
                                                                                            -------------------
                                                                                                      2,440,885
                                                                                            -------------------

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  DATE
                                                         PRINCIPAL     RATE        OF              VALUE
                                                           AMOUNT        %      MATURITY             $
                                                        -----------   ------   ----------   -------------------
WISCONSIN -- 6.3%
   City of Milwaukee GO Unlimited, Corp Purpose,
      Series R (a)(b)                                     2,500,000    5.625   09/01/2010   $         2,638,125
   South Milwaukee Wisconsin Promissory Notes, GO
      Unlimited, INS: MBIA                                1,000,000    4.375   06/01/2010             1,025,190
   State of Wisconsin GO Unlimited, Series C              2,000,000    4.000   05/01/2011             2,048,720
                                                                                            -------------------
                                                                                                      5,712,035
                                                                                            -------------------
TOTAL TAX-EXEMPT OBLIGATIONS
(Cost $91,574,142)                                                                                   91,146,943
                                                                                            -------------------
TOTAL INVESTMENTS(c) + -- 100.1%
(COST $91,574,142)                                                                                   91,146,943
LIABILITIES IN EXCESS OF ASSETS -- (0.1)%                                                               (80,718)
                                                                                            -------------------
NET ASSETS -- 100.0%                                                                        $        91,066,225
                                                                                            ===================

(a) Floating Rate Note- Interest rate shown is rate in effect at September 30, 2008 with next reset date.

(b)  Date shown is pre-refunded date.

(c) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008 was $35,730 and $462,929, respectively, resulting in net unrealized depreciation of investments of $427,199.

+ Security Valuation: Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
HDA       Hospital Development Authority
HEFA      Health and Education Facilities Authority
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                     Investments in
Valuation Inputs                       Securities
----------------                     --------------
Level 1 - Quoted Prices                $        --
Level 2 - Other Significant
   Observable Inputs                    91,146,943
Level 3 - Significant Unobservable
   Inputs                                       --
                                       -----------
   Total                               $91,146,943
                                       ===========

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at September 30, 2008 is listed in the Portfolio of Investments.

                        Number of       Shares                        Number of
                         shares     purchased for   Shares sold for     Shares               Income Earned for
                         held at     the 9 months     the 9 months     held at    Value at      the 9 months
Security Description   12/31/2007   ended 9/30/08    ended 9/30/08     9/30/08     9/30/08     ended 9/30/08
--------------------   ----------   -------------   ---------------   ---------   --------   -----------------
State Street
   Institutional Tax
   Free Money Market
   Fund                 2,410,373     64,123,714       66,534,087         0           0            72,549

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

NAME OF ISSUER                                          INTEREST      MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE          DATE          AMOUNT           COST
-----------------------------------------------------   --------   -------------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.3%
   Fannie Mae Discount Notes (a)                         2.420%      10/29/2008    $100,000,000   $   99,811,778
   Fannie Mae Discount Notes (a)                         2.530%      11/05/2008      75,000,000       74,815,521
   Fannie Mae Discount Notes (a)                         2.500%      11/06/2008      20,000,000       19,950,000
   Fannie Mae Discount Notes (a)                         2.570%      11/13/2008      85,000,000       84,739,074
   Fannie Mae Discount Notes (a)                         2.400%      11/26/2008      50,000,000       49,813,333
   Fannie Mae Discount Notes (a)                         2.690%      12/24/2008      75,000,000       74,529,250
   Fannie Mae Discount Notes (a)                         2.320%      02/17/2009      86,000,000       85,229,631
   Federal Home Loan Bank (b)                            2.607%      11/07/2008      65,000,000       65,000,000
   Federal Home Loan Bank Discount Notes (a)             2.360%      10/16/2008      75,000,000       74,926,250
   Federal Home Loan Bank Discount Notes (a)             2.400%      10/24/2008      75,000,000       74,885,000
   Federal Home Loan Bank Discount Notes (a)             2.600%      10/27/2008      20,000,000       19,962,444
   Federal Home Loan Bank Discount Notes (a)             2.240%      01/20/2009     100,000,000       99,309,333
   Freddie Mac (b)                                       3.306%      12/26/2008      70,000,000       70,027,647
   Freddie Mac Discount Notes (a)                        2.440%      10/14/2008      35,000,000       34,969,161
   Freddie Mac Discount Notes (a)                        2.560%      11/10/2008      26,300,000       26,225,191
   Freddie Mac Discount Notes (a)                        2.380%      11/14/2008      50,000,000       49,854,556
   Freddie Mac Discount Notes (a)                        2.550%      11/24/2008      85,000,000       84,674,875
   Freddie Mac Discount Notes (a)                        2.700%      12/23/2008      75,000,000       74,533,125
   Freddie Mac Discount Notes (a)                        2.300%      02/24/2009      57,000,000       56,468,317
                                                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                           1,219,724,486
                                                                                                  --------------
REPURCHASE AGREEMENTS -- 54.7%
   Bank of America Tri Party Repo, dated 09/30/08
      (collateralized by Federal Home Loan Bank,
      2.200% due 04/09/09 valued at $4,477,245);
      proceeds $4,475,218                                1.750%      10/01/2008       4,475,000        4,475,000
   Citigroup Tri Party Repo, dated Tenn 09/30/08
      (collateralized by Valley Authority, 0.000% due
      01/15/12 -07/15/12 and Resolution Funding
      Strips , 0.000% due 01/15/09-04/15/30 and FICO
      Strips, 0.000% due 09/26/09 - 09/26/19 and
      Federal Home Loan Mortgage Corporation, 2.375%
      due 05/28/10 and Federal Home Loan Bank, 0.000%
      - 5.250% due 8/13/10 - 04/28/23 and Federal
      Home Loan Bank Discount Note, 0.000% due
      10/09/08 and Federal Farm Credit Bank, 5.000%
      due 02/13/18 and Federal Farm Credit Bank
      Discount Note, 0.000% due 10/23/08 valued at
      $470,002,985); proceeds $470,019,583               1.500%      10/01/2008     470,000,000      470,000,000
   Credit Suisse First Boston Tri Party Repo, dated
      09/30/08 (collateralized by Federal Home Loan
      Discount Note, 0.000% due 10/01/08 - 11/28/08
      and Federal National Mortgage Associations
      Discount Note 0.000% due 01/20/09 valued at
      $102,004,246); proceeds $100,004,167               1.500%      10/01/2008     100,000,000      100,000,000
   Deutsche Tri Party Repo, dated 09/30/08
      (collateralized by Federal Home Loan Mortgage
      5.250% due 05/21/09 Corporations, and Federal
      Home Loan Mortgage Corporations Discount Note,
      0.000% due 12/29/08 and Federal National
      Mortgage Associations, 7.25% due 01/15/10
      valued at $100,000,833); proceeds $100,005,556     2.000%      10/01/2008     100,000,000      100,000,000
   Goldman Sacs Tri Party dated Repo, 09/30/08
      (collateralized by Federal Home Loan Mortgage
      Corporations, 4.125% due 07/14/11 and Federal
      National Mortgage Associations, 4.330% due
      07/28/11 valued at $100,000,176); proceeds
      $100,000,694                                       0.250%      10/01/2008     100,000,000      100,000,000
   HSBC Tri Party Repo, dated 09/30/08
      (collateralized by Federal Home Loan Banks,
      2.600% - 5.250% due 05/14/09 - 09/08/17 and
      Federal National Mortgage Associations, 7.250%
      due 01/15/10 and Federal Home Loan Mortgage
      Corporations, 2.875% - 5.750% due 03/15/09 -
      06/28/10 valued at $102,001,211); proceeds
      $100,004,861                                       1.750%      10/01/2008     100,000,000      100,000,000

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

NAME OF ISSUER                                          INTEREST      MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE          DATE          AMOUNT           COST
-----------------------------------------------------   --------   -------------   ------------   --------------
   ING Triparty C Repo, dated 09/30/08
      (collateralized by Federal Home Loan Mortgage
      Corporations Discount Note, 0.000% due 10/22/08
      - 06/22/09 and Federal National Mortgage
      Associations, 0.000% - 7.125% due 05/20/10 -
      01/15/30 $510,002,469); valued at proceeds
      $500,024,306                                       1.750%      10/01/2008    $500,000,000   $  500,000,000
   UBS Warburg Tri Party Repo, dated 09/30/08
      (collateralized by Resolution Funding Strips ,
      0.000% due 10/15/18 - 10/15/19 and Tenn Valley
      Authority, 4.650% due -6.150% 01/18/11 -
      06/15/38 valued at $102,003,222); proceeds
      $100,003,472                                       1.250%      10/01/2008     100,000,000      100,000,000
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS                                                                        1,474,475,000
                                                                                                  --------------
TOTAL INVESTMENTS(C) + -- 100.0%                                                                   2,694,199,486
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                                 (77,733)
                                                                                                  --------------
NET ASSETS -- 100.0%                                                                              $2,694,121,753
                                                                                                  ==============

(a)  Discount rate at time of purchase.

(b) Variable Rate Security - Interest Rate is in effect as of September 30, 2008 with next reset date.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                     Investments in
Valuation Inputs                       Securities
----------------                     --------------
Level 1 - Quoted Prices              $           --
Level 2 - Other Significant
   Observable Inputs                  2,694,199,486
Level 3 - Significant Unobservable
   Inputs                                        --
                                     --------------
   Total                             $2,694,199,486
                                     ==============

                        STATE STREET TREASURY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

NAME OF ISSUER                                          INTEREST                     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE     MATURITY DATE      AMOUNT           COST
-----------------------------------------------------   --------   -------------   ------------   --------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   United States Treasury Bill                            0.150%      10/02/2008   $ 20,074,000   $   20,073,916
   United States Treasury Bill                            1.510%      10/02/2008     52,258,000       52,255,808
   United States Treasury Bill                            1.520%      10/02/2008     98,673,000       98,668,834
   United States Treasury Bill                            1.510%      10/09/2008    100,000,000       99,966,445
   United States Treasury Bill                            0.030%      10/16/2008     20,000,000       19,999,750
   United States Treasury Bill                            0.050%      10/16/2008     30,000,000       29,999,375
   United States Treasury Bill                            0.010%      10/23/2008    150,000,000      149,999,083
   United States Treasury Bill                            0.020%      10/23/2008    150,000,000      149,998,167
   United States Treasury Bill                            0.150%      10/23/2008     29,486,000       29,483,297
   United States Treasury Bill                            0.350%      10/23/2008    229,455,000      229,405,922
   United States Treasury Bill                            0.100%      10/30/2008     50,000,000       49,995,972
   United States Treasury Bill                            1.720%      10/30/2008     25,000,000       24,965,361
   United States Treasury Bill                            1.600%      11/06/2008    150,000,000      149,760,000
   United States Treasury Bill                            1.760%      11/06/2008     25,000,000       24,956,000
   United States Treasury Bill                            1.820%      11/13/2008     40,000,000       39,913,045
   United States Treasury Bill                            1.350%      11/20/2008     63,317,000       63,198,281
   United States Treasury Bill                            1.370%      11/20/2008    150,000,000      149,714,583
                                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                    1,382,353,839
                                                                                                  --------------
TOTAL INVESTMENTS(a) + -- 100.0%                                                                   1,382,353,839
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                                (251,768)
                                                                                                  --------------
NET ASSETS -- 100.0%                                                                              $1,382,102,071
                                                                                                  ==============

(a)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                            Investments in
Valuation Inputs                              Securities
-----------------------------------------   --------------
Level 1 - Quoted Prices                     $           --
Level 2 - Other Significant Observable
   Inputs                                    1,382,353,839
Level 3 - Significant Unobservable Inputs               --
                                            --------------
   Total                                    $1,382,353,839
                                            ==============

                      STATE STREET TREASURY PLUS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

NAME OF ISSUER                                          INTEREST                     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                        RATE     MATURITY DATE      AMOUNT           COST
-----------------------------------------------------   --------   -------------   ------------   --------------
U.S. TREASURY OBLIGATIONS -- 53.5%
   United States Treasury Bill                            0.050%      10/02/2008   $575,000,000   $  574,999,201
   United States Treasury Bill                            0.030%      10/16/2008     95,000,000       94,998,813
   United States Treasury Bill                            0.050%      10/16/2008    105,000,000      104,997,812
   United States Treasury Bill                            0.050%      10/23/2008    110,000,000      109,996,639
   United States Treasury Bill                            0.100%      10/23/2008     80,000,000       79,995,111
                                                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                      964,987,576
                                                                                                  --------------
REPURCHASE AGREEMENTS -- 46.5%
   Barclays Cap Tri Party A Repo, dated 09/30/08
      (collateralized by a U.S. Treasury Strip
      Coupon, 0.000% due 11/15/15 valued at
      $50,000,000); proceeds $50,000,139                  0.100%      10/01/2008     50,000,000       50,000,000
   Deutsche Tri Party Repo, dated 09/30/08
      (collateralized by U.S. Treasury Strips, 0.000%
      due 05/15/10 - 08/15/16 and a U.S. Treasury
      Strip Principal, 0.000% due 05/15/18 valued at
      $295,00,001); proceeds $295,004,097                 0.500%      10/01/2008    295,000,000      295,000,000
   Greenwich Tri Party Repo, dated 9/30/08
      (collateralized by a U.S. Treasury Note, 4.875%
      due 05/31/09 valued at $51,002,980); proceeds
      $50,000,347                                         0.250%      10/01/2008     50,000,000       50,000,000
   HSBC Tri Party Repo, dated 09/30/08
      (collateralized by Federal Home Loan Banks,
      3.625% - 5.250% due 06/12/09 - 12/17/10, a
      Federal National Mortgage Association, 4.750%
      due 11/19/12 and Federal Home Loan Mortgage
      Corporations, 4.750% - 7.000% due 05/21/09 -
      03/15/10 valued at $51,003,881); proceeds
      $50,000,417                                         0.300%      10/01/2008     50,000,000       50,000,000
   ING Tri Party Repo, dated 09/30/08
      (collateralized by a U.S. Treasury Bonds,
      4.375% - 7.250% due 08/15/22 - 02/15/38 and a
      U.S. Treasury Note, 4.750% due 11/15/08
      valued at $300,519,025); proceeds $294,624,455      0.300%      10/01/2008    294,622,000      294,622,000
   Morgan Stanley Tri Party Repo, dated 09/30/08
      (collateralized by U.S. Treasury Strips, 0.000%
      due 02/15/16 - 05/15/18 valued at $50,000,569);
      proceeds $50,000,625                                0.450%      10/01/2008     50,000,000       50,000,000
   UBS Warburg Tri Party Repo, dated 09/30/08
      (collateralized by a U.S. Treasury Bond , 8.75%
      due 08/15/20 and a U.S. Treasury Note , 4.6250%
      due 02/15/17 $51,000,647); valued at proceeds
      $50,000,208                                         0.150%      10/01/2008     50,000,000       50,000,000
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS                                                                          839,622,000
                                                                                                  --------------
TOTAL INVESTMENTS(a) + -- 100.0%                                                                   1,804,609,576
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                                (216,152)
                                                                                                  --------------
NET ASSETS -- 100.0%                                                                              $1,804,393,424
                                                                                                  ==============

(a)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                      STATE STREET TREASURY PLUS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                            Investments in
Valuation Inputs                              Securities
-----------------------------------------   --------------
Level 1 - Quoted Prices                     $           --
Level 2 - Other Significant Observable
   Inputs                                    1,804,609,576
Level 3 - Significant Unobservable Inputs               --
                                            --------------
   Total                                    $1,804,609,576
                                            ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: November 24, 2008


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer (Principal Financial
    Officer)

Date: November 24, 2008